Fair Value Measurements - Summary of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs for Forward Purchase Agreement (Details) - Fair Value Level 3 [Member] - Forward Purchase Agreements [Member]
	Mar. 31, 2021 yr	Dec. 31, 2020 yr	Oct. 23, 2020 Year
Risk-free Rate
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input of forward purchase agreement	0.00037	0.00093	0.117
Risk-free Rate | Scenario Previously Reported [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input of forward purchase agreement		0.93
Term
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Measurement input of forward purchase agreement	0.297	0.647	0.833